Warrant Derivative - Narrative (Details) $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended
	Sep. 07, 2023 CAD ($) d	Sep. 07, 2023 USD ($) d $ / shares shares	Aug. 08, 2023 CAD ($) d	Aug. 08, 2023 USD ($) d $ / shares shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Aug. 16, 2019 $ / shares
Disclosure of fair value measurement of liabilities [line items]
Number of warrants and shares outstanding (in shares) | shares		1,000,050		6,667,000
Gross proceeds from units	$ 3,077	$ 2,250	$ 20,185	$ 15,001
Purchase price (cad and usd per share) | $ / shares		$ 2.25		$ 2.25
Exercise price (usd per share) | $ / shares		$ 2.81		2.81				$ 0.90
Expiration period, granted	60 months	60 months			60 months
Class of warrant or right, threshold trading price (usd per share) | $ / shares		$ 6.50		$ 6.50
Class of warrant or right, threshold consecutive trading days | d	20	20	20	20
Class of warrant or right, accelerated threshold trading days | d	10	10	10	10
Class of warrant or right, expiration days | d	75	75	75	75
Issued pursuant to public offering						$ 13,338	$ 34,168
Warrant liability					$ 7,360
Discount on warrants issued					$ (1,822)
Warrants, term					5 years
Shares Under Warrant Derivative Agreement
Disclosure of fair value measurement of liabilities [line items]
Purchase price (cad and usd per share) | $ / shares		$ 2.25		$ 2.25
Share Capital
Disclosure of fair value measurement of liabilities [line items]
Issued pursuant to public offering						$ 13,338	34,168
Share Capital | Shares Under Warrant Derivative Agreement
Disclosure of fair value measurement of liabilities [line items]
Issued pursuant to public offering							$ 687
Level 3 of fair value hierarchy
Disclosure of fair value measurement of liabilities [line items]
Exercise price (usd per share) | $ / shares		$ 2.81
Warrants
Disclosure of fair value measurement of liabilities [line items]
Issued pursuant to public offering					$ 7,360
Discount on warrants issued					(1,822)
Public offering | Share Capital
Disclosure of fair value measurement of liabilities [line items]
Issued pursuant to public offering					$ 17,724
Shares Under Warrant Derivative Agreement
Disclosure of fair value measurement of liabilities [line items]
Number of common shares issuable per warrant (in shares) | shares		1
Shares Under Warrant Derivative Agreement | Warrants
Disclosure of fair value measurement of liabilities [line items]
Common shares per unit (in shares) | shares		1
Shares Under Warrant Derivative Agreement | Share Capital
Disclosure of fair value measurement of liabilities [line items]
Common shares per unit (in shares) | shares		1